P 5/15/06

[redacted]

05077018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
MAY 17 2005
1080

FORM 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: **MARCH 31, 2005**

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **CITADEL LIMITED PARTNERSHIP**
Address: **131 SOUTH DEARBORN**
CHICAGO, IL 60603

13F File Number: **28-5912**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **GERALD A. BEESON**
Title: **CHIEF FINANCIAL OFFICER**
Phone: **(312) 395-3121**

PROCESSED
AUG 01 2006
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

[Signature]	**CHICAGO, ILLINOIS** [City, State]	**05/16/2005** [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	**0**
Form 13F Information Table Entry Total:	**43**
Form 13F Information Table Value Total:	**$2,094,732 (thousands)**

List of Other Included Managers:

NONE

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion			Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
					(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other		(a) Sole	(b) Shared	(c) None
ACCREDO HEALTH INC CMN STOCK	Cmn	00437V104	68,254,484	1,536,917	X			n/a	X		
ARGOSY GAMING CO. COMMON STOCK	Cmn	040228108	30,219,952	658,100	X			n/a	X		
ASK JEEVES INC CMN STK	Cmn	045174109	1,005,994	35,826	X			n/a	X		
ASK JEEVES, INC. 0% CB DUE 6/1/2008 - REGISTERED	Bond	045174AB5	28,407,299	16,910	X			n/a	n/a		
CAESARS ENTERTAINMENT INC CORP CMN STOCK	Cmn	127687101	5,331,624	269,410	X			n/a	X		
EON LABS INC CMN STK	Cmn	29412E100	85,547,781	2,828,961	X			n/a	X		
G 25.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	375766102	303,850	118	X			n/a	n/a		
G 35.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	375766102	487,730	302	X			n/a	n/a		
GUIDANT CORP CMN STOCK	Cmn	401698105	296,822,676	4,016,545	X			n/a	X		
HIBERNIA CORP CL 'A' CMN STOCK	Cmn	428656102	76,974,447	2,404,700	X			n/a	X		
HOLLYWOOD ENTMT CORP CMN STK	Cmn	436141105	10,721,842	814,111	X			n/a	X		
INTERNATIONAL STEEL GROUP INC COMMON STOCK	Cmn	460377104	59,566,000	1,508,000	X			n/a	X		
MANDALAY RESORT GROUP 3.9% CB DUE 03/21/2033 - REG	Bond	562567AK3	111,101,199	78,000	X			n/a	n/a		
MANDALAY RESORT GROUP CMN STK	Cmn	562567107	592,116	8,400	X			n/a	X		
MAY 30.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	577778103	377,500	500	X			n/a	n/a		
COLUMN TOTALS			775,714,493								

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
MAY DEPT STORES CO	Cmn	577778103	271,708,549	7,339,507	X			n/a	X		
MBG/BSK 50.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	562567107	873,375	425	X			n/a	n/a		
MBG/BSK 55.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	562567107	213,520	136	X			n/a	n/a		
MCI INC COMMON STOCK WHEN ISSUE	Cmn	552691107	86,019,092	3,454,582	X			n/a	X		
MCIP 22.5 STRIKE AMER CALL 09/17/2005	Opt (Put)	552691107	274,450	998	X			n/a	n/a		
MCIP 25.0 STRIKE AMER CALL 06/18/2005	Opt (Put)	552691107	415,200	5,190	X			n/a	n/a		
MCIP 25.0 STRIKE AMER CALL 09/17/2005	Opt (Put)	552691107	483,455	5,089	X			n/a	n/a		
NEXTEL COMMUNICATIONS INC	Cmn	65332V103	275,681,958	9,700,280	X			n/a	X		
NXTL 15.0 STRIKE AMER CALL 01/20/2007	Opt (Put)	65332V103	462,400	320	X			n/a	n/a		
NXTL 17.5 STRIKE AMER CALL 01/21/2006	Opt (Put)	65332V103	278,235	243	X			n/a	n/a		
NXTL 30.0 STRIKE AMER PUT 01/21/2006	Opt (Call)	65332V103	1,019,200	3,136	X			n/a	n/a		
NXTL 30.0 STRIKE AMER PUT 08/20/2005	Opt (Call)	65332V103	568,140	2,228	X			n/a	n/a		
NXTL 32.5 STRIKE AMER PUT 08/20/2005	Opt (Call)	65332V103	237,360	552	X			n/a	n/a		
NXTL 40.0 STRIKE AMER PUT 01/21/2006	Opt (Call)	65332V103	524,370	454	X			n/a	n/a		
COLUMN TOTALS			638,759,304						n/a		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
NXTL 7.5 STRIKE AMER CALL 01/21/2006	Opt (Put)	65332V103	201,600	96	X			n/a	n/a		
PATINA OIL & GAS CORP CMN STOCK	Cmn	703224105	88,756,000	2,218,900	X			n/a	n/a		
PUBLIC SERVICE ENTERPRISES GROUP 10.25% MAND DUE 0	Bond	744573304	17,528,140	250,000	X			n/a	n/a		
PUBLIC SVC ENTERPRISES	Cmn	744573106	1,853,176	34,072	X			n/a	n/a		
SDS 25.0 STRIKE AMER CALL 04/16/2005	Opt (Put)	867363103	512,050	539	X			n/a	n/a		
TOY 12.5 STRIKE AMER CALL 01/20/2007	Opt (Put)	892335100	232,290	174	X			n/a	n/a		
TOY 12.5 STRIKE AMER CALL 01/21/2006	Opt (Put)	892335100	1,913,935	1,423	X			n/a	n/a		
TOY 15.0 STRIKE AMER CALL 01/20/2007	Opt (Put)	892335100	530,565	489	X			n/a	n/a		
TOY 20.0 STRIKE AMER CALL 01/20/2007	Opt (Put)	892335100	310,200	517	X			n/a	n/a		
TOY 22.5 STRIKE AMER CALL 01/20/2007	Opt (Put)	892335100	252,700	665	X			n/a	n/a		
UNITED DEFENSE INDUSTRIES INC	Cmn	91018B104	98,968,104	1,347,972	X			n/a	n/a		
USF CORP CMN STK	Cmn	91729Q101	4,456,328	92,340	X			n/a	n/a		
VERITAS SOFTWARE CO CMN STK	Cmn	923436109	322,738,449	13,899,158	X			n/a	n/a		
WESTERN WIRELESS CORP., CLASS A	Cmn	95988E204	142,004,754	3,740,905	X			n/a	n/a		
COLUMN TOTALS			680,258,291								
LONG MARKET VALUE			2,094,732,088								

CONFIDENTIAL TREATMENT REQUESTED